PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Notes to Financial Statements
NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at:

	July 31, 2017	April 30, 2017

Office furniture and equipment	$4,322	$454
Computer equipment and software	29,070	24,569
Less accumulated depreciation and amortization	(25,313)	(25,023)
	8,079	-
Land	67,088	-

	$75,167	$-

On July 28, 2017, the Company acquired 126 acres of land located near Fort Stockton, Texas. This 126 acre parcel is part of the 476 acre tract on which the Company intends to build a crude oil refinery.

Depreciation and amortization expense totaled $290 and $324 for the three months ended July 31, 2017 and 2016, respectively.

Property and equipment consisted of the following at April 30:

	2017	2016

Computer software and hardware	$25,023	$25,023
Less accumulated depreciation and amortization	(25,023)	(24,637)

	$-	$386

Depreciation and amortization expense totaled $386 and $1,947 for the years ended April 30, 2017 and 2016, respectively.